UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     October 31, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $137,601 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC      COM             007903107     7920   600000 SH       SOLE                   390000   210000        0
ADVANCED MICRO DEVICES INC      COM             007903107     7920   600000 SH  PUT  SOLE                   390000   210000        0
ANGIOTECH PHARMACEUTICALS IN    COM             034918102      314    50000 SH       SOLE                    32500    17500        0
AQUILA INC                      COM             03840P102    18246  4550100 SH       SOLE                  3025900  1524200        0
BUILDING MATLS HLDG CORP        COM             120113105     1058   100000 SH       SOLE                    67000    33000        0
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109     1405    40200 SH  PUT  SOLE                    27700    12500        0
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109     3494   100000 SH       SOLE                    70000    30000        0
CENTENNIAL COMMUNCTNS CORP N    CL A NEW        15133V208     3997   395000 SH       SOLE                   260250   134750        0
CHARTER COMMUNICATIONS INC D    NOTE 5.875%11/1 16117MAE7      452   350000 PRN      SOLE                        0   350000        0
CHARTER COMMUNICATIONS INC D    CL A            16117M107     1032   400000 SH       SOLE                   280000   120000        0
COLUMBUS ACQUISITION CORP       COM             198851107     1748   237200 SH       SOLE                   237200        0        0
COMCAST CORP NEW                CL A            20030N101     4957   205000 SH       SOLE                   205000        0        0
CROCS INC                       COM             227046109    30706   456600 SH  PUT  SOLE                   456600        0        0
FINLAY ENTERPRISES INC          COM NEW         317884203      594   144826 SH       SOLE                   144826        0        0
LEVEL 3 COMMUNICATIONS INC      NOTE 2.875% 7/1 52729NBA7     5760  6000000 PRN      SOLE                  4200000  1800000        0
LINCARE HLDGS INC               COM             532791100    10841   295800 SH  PUT  SOLE                   197700    98100        0
MBF HEALTHCARE ACQUISITION C    COM             552650103     3790   499400 SH       SOLE                   499400        0        0
MBF HEALTHCARE ACQUISITION C    *W EXP 04/16/201552650111      405   499400 SH       SOLE                   499400        0        0
MI DEVS INC                     CL A SUB VTG    55304X104     8278   250000 SH       SOLE                   250000        0        0
MILACRON INC                    COM NEW         598709301     1424   200000 SH       SOLE                   200000        0        0
NABORS INDUSTRIES LTD           SHS             G6359F103     4616   150000 SH       SOLE                   100000    50000        0
NORTEL NETWORKS CORP NEW        NOTE 4.250% 9/0 656568AB8     3680  3750000 PRN      SOLE                  2494000  1256000        0
ROTECH HEALTHCARE INC           COM             778669101      226   191500 SH       SOLE                   134380    57120        0
SPANISH BROADCASTING SYS INC    CL A            846425882     4763  1845958 SH       SOLE                  1200883   645075        0
TELEPHONE & DATA SYS INC        SPL COM         879433860     4898    79000 SH       SOLE                    79000        0        0
TENET HEALTHCARE CORP           COM             88033G100      336   100000 SH  PUT  SOLE                    65000    35000        0
TIME WARNER CABLE INC           CL A            88732J108     3244    98915 SH       SOLE                    68615    30300        0
TOUSA INC                       COM             872962105     1497   929657 SH       SOLE                   611790   317867        0